Related-party transactions - Narrative (Details) - Rand Refinery - ZAR (R) R in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate				44.40%
Dividends received from related parties					R 329
Dividends received	R 116	R 188	R 156	R 233	R 307	R 329